SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
The Company has adopted IFRS 8 Operating Segments, that requires operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, the chief operating decision maker, in order to allocate resources and to assess their performance.
This analysis is based on monthly information consisting of historical figures of the identified segments. The information reviewed by the main decision maker consists of the historical details for each month accumulated until the end of the reporting periods being analyzed, which is the reason why they differ from the inflation-adjusted figures as described in Note 2.2.
For management purposes, both financially and operatively, the Company has classified its businesses' activities as follows:
i)Cement, masonry cement and lime: this segment includes profit or loss from the cement, masonry cement and lime business, from procurement of raw materials in quarries, the manufacturing process of clinker and quicklime and their subsequent grinding with certain aggregates for the production of cement, masonry cement and lime.
ii)Concrete: this segment includes profits or loss from the production and sale of ready-mix concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.
iii)Aggregates: this segment includes profits or loss from the aggregates business, from obtaining to crushing the stone.
iv)Rail Services: this segment includes profits or loss from the provision of rail transportation services.
v)Others: this segment includes profits or loss from the industrial waste treatment and recycling business for use as fuel.

	2023	2022	2021
Revenues
Cement, masonry cement and lime	205,007,364	96,498,837	173,743,274
Concrete	21,866,051	9,389,682	13,901,377
Rail services	18,450,706	8,720,472	15,813,685
Aggregates	7,071,371	2,775,092	2,989,635
Others	1,354,975	664,332	1,189,017
Segment-to-segment eliminations	(20,411,026)	(8,805,043)	(13,482,789)
Total	233,339,441	109,243,372	194,154,199
Effect from restatement in constant currency	188,821,376	342,710,682	252,717,408
Total	422,160,817	451,954,054	446,871,607

	2023	2022	2021
Cost of sales
Cement, masonry cement and lime	118,763,699	58,125,212	101,210,427
Concrete	20,728,478	8,924,833	14,195,542
Rail services	17,254,059	8,308,344	14,989,065
Aggregates	6,081,288	2,282,557	2,866,884
Others	896,919	389,501	742,172
Segment-to-segment eliminations	(20,411,026)	(8,805,043)	(13,482,789)
Total	143,313,417	69,225,404	120,521,301
Effect from restatement in constant currency	172,940,159	260,679,690	185,109,208
Total	316,253,576	329,905,094	305,630,509

	2023	2022	2021
Selling, administrative and other expenses
Cement, masonry cement and lime	17,259,548	4,345,407	13,069,959
Concrete	681,148	337,403	165,426
Rail services	1,021,921	469,408	1,693,896
Aggregates	72,640	33,259	34,672
Others	453,282	211,365	415,838
Total	19,488,539	5,396,842	15,379,791
Effect from restatement in constant currency	18,259,108	23,019,590	21,739,832
Total	37,747,647	28,416,432	37,119,623

	2023	2022	2021
Depreciation and amortization
Cement, masonry cement and lime	3,097,258	2,411,444	4,162,150
Concrete	104,245	57,140	205,878
Rail services	546,760	607,668	950,170
Aggregates	117,188	55,837	104,253
Others	5,241	4,978	15,813
Total	3,870,692	3,137,067	5,438,264
Effect from restatement in constant currency	28,320,788	38,211,532	30,710,894
Total	32,191,480	41,348,599	36,149,158

	2023	2022	2021
Revenues less cost of sales, selling and administrative expenses, and other gains and losses
Cement, masonry cement and lime	68,984,117	34,028,218	59,462,888
Concrete	456,425	127,446	(459,591)
Rail services	174,726	(57,280)	(869,276)
Aggregates	917,443	459,276	88,079
Others	4,774	63,466	31,007
Total	70,537,485	34,621,126	58,253,107
Effect from restatement in constant currency	(2,377,891)	59,011,402	45,868,368
Total	68,159,594	93,632,528	104,121,475
Reconciling items
Tax on debits and credits to bank accounts	(4,676,516)	(4,531,752)	(4,503,693)
Impairment of property, plant and equipment - Cement	-	-	(927,176)
Financial results (loss), net	(46,064,825)	(54,836,592)	257,699
Income tax	(7,737,730)	(28,637,429)	(60,464,798)
Net profit for the year	9,680,523	5,626,755	38,483,507
In relation to the segregation of profit or loss by geographic segment, the Group carries out its activities and operations in Argentina, exports are not significant.
No customer contributed 10% or more of the Group’s revenue for the years ended December 31, 2023, 2022 and 2021, respectively.